Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

Lakeshore Group performed an evaluation of events and transactions for potential recognition or disclosure through the date of this report. Lakeshore Group is not aware of any material subsequent events other than those disclosed below and elsewhere in the notes to the consolidated financial statements.

On April 5, 2024, LakeShore Tech Hong Kong Limited and LakeShore Bio Hong Kong Limited were incorporated as holding company its under the laws of Hong Kong as entities owned by Lakeshore Biopharma.

On April 19, 2024, Hu’an Yuanhang Technology (Beijing) Co., Ltd was incorporated for research and development, with name changed to Hu’an Yuanhang Biotechnology (Beijing) Co., Ltd on July 11, 2024.

From April 18, 2024 to May 17, 2024, Lakeshore Group borrowed RMB19.8 million with interest at 4.0% from Guangfa Bank Shenyang Branch. The loans are due on September 10, 2024.

From May 29, 2024 to August 1, 2024, Lakeshore Group borrowed RMB93.4 million with interest at 5.0% from Beijing HRJK Real Estate Co., Ltd. The loans are due on December 31, 2024 Beijing HRJK Real Estate Co., Ltd, an affiliate of Apex Prospect Limited who is a controlling shareholder of the Company.

On May 21, 2024, as a special resolution that, the name of the Company be and hereby is changed from YS Biopharma Co., Ltd. to LakeShore Biopharma Co., Ltd.

On May 21, 2024, as an ordinary resolution that, the 2024 Share Incentive Plan approved.

On May 2, 2024, the Board approved the appointment of Mr. Dave Chenn as the Interim Chief Executive Officer of the Company and Dr. Hui Shao as the Co-Chief Executive Officer.

On May 21, 2024, as an ordinary resolution that, each of Dave Chenn, Chunyang Shao, Zengjun Xu, Thomas Xue and Adam Zhao, be appointed as a director of the Company. Each of Dr. Ajit Shetty, Dr. Viren Mehta, Mr. Haitao Zhao, Mr. Henry Chen, Mr. Pierson Yue Pan, Mr. Yuntao Cui and Mr. Jin Wang voluntarily resigned from the board of directors (the “Board”) of LakeShore Biopharma Co., Ltd (the “Company”), effective on May 31, 2024.

On June 1, 2024, the Board voted to appoint Mr. Dave Chenn as chairperson. The Audit Committee is constituted Adam Zhao (Chair), Thomas Xue and Chunyang Shao. Compensation Committee is constituted Rachel Yu (Chair), Dave Chenn and Hui Shao (David). Nominating and Corporate Governance Committee is constituted Rachel Yu (Chair), Dave Chenn and Hui Shao (David).

On June 4, 2024, the Board appointed Mr. Xu Wang as the Chief Operation Officer of the Company.

Ms. Chunyuan Wu (Brenda) resigned from the Board and from her position as the chief financial officer (“CFO”) of the Company, effective June 14, 2024. Ms. Wu advised the Company that her resignation was due to personal reasons and not a result of any disagreement with the Company on any matter related to the operations, policies, or practices of the Company. Following her resignation, the Board appointed Ms. Rachel Yu, a director of the Company, as the interim CFO while the Company searches for a permanent successor as CFO.

Mr. Zengjun Xu resigned as a director of the Company, effective June 14, 2024. Mr. Xu advised that his resignation was due to personal reasons and not a result of any disagreement with the Company on any matter related to the operations, policies, or practices of the Company.

Following such resignation, the Board is now comprised of six members, including: (1) Mr. Dave Chenn, (2) Dr. Hui Shao (David), (3) Ms. Rachel Yu, (4) Mr. Adam Zhao, (5) Mr. Thomas Xue, and (6) Mr. Chunyang Shao.